UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-1444

                               Value Equity Trust
                               ------------------
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
                                ----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  02/28
                          -----

Date of reporting period: 5/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Select 500 Fund
Investment Portfolio as of May 31, 2005 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

                                                                                  Shares                Value ($)
                                                                          ---------------------------------------
Common Stocks 99.8%
Consumer Discretionary 10.5%
Auto Components 0.5%
Delphi Corp.                                                                      64,500                 280,575
Goodyear Tire & Rubber Co.* (c)                                                   14,700                 211,533
Johnson Controls, Inc.                                                             1,600                  90,656
                                                                                                     -----------
                                                                                                         582,764

Diversified Consumer Services 0.5%
Apollo Group, Inc. "A"*                                                            4,400                 345,400
H&R Block, Inc.                                                                    4,352                 217,252
                                                                                                     -----------
                                                                                                         562,652

Distributors 0.1%
Genuine Parts Co.                                                                  1,800                  77,328
                                                                                                     -----------
Hotels Restaurants & Leisure 0.8%
McDonald's Corp.                                                                  18,300                 566,202
YUM! Brands, Inc.                                                                  6,262                 321,178
                                                                                                     -----------
                                                                                                         887,380

Household Durables 0.7%
Black & Decker Corp.                                                               3,200                 279,424
Centex Corp.                                                                       2,000                 130,960
KB Home                                                                            4,300                 290,422
                                                                                                     -----------
                                                                                                         700,806

Internet & Catalog Retail 0.1%
eBay, Inc.*                                                                        3,000                 114,030
                                                                                                     -----------
Leisure Equipment & Products 0.4%
Eastman Kodak Co.                                                                  8,513                 223,722
Hasbro, Inc.                                                                       8,700                 175,566
Mattel, Inc.                                                                       2,000                  36,360
                                                                                                     -----------
                                                                                                         435,648

Media 3.4%
Comcast Corp. "A"*                                                                27,671                 891,006
Gannett Co., Inc.                                                                  5,147                 383,246
Omnicom Group, Inc.                                                                4,200                 343,938
Time Warner, Inc.*                                                                47,904                 833,530
Viacom, Inc. "B"                                                                  10,620                 364,160
Walt Disney Co.                                                                   26,724                 733,306
                                                                                                     -----------
                                                                                                       3,549,186

Multiline Retail 1.0%
Dillard's, Inc. "A"                                                                5,600                 133,952
Federated Department Stores, Inc.                                                  4,920                 331,854
Nordstrom, Inc.                                                                    3,700                 225,848
Sears Holdings Corp.*                                                                900                 132,030
Target Corp.                                                                       4,500                 241,650
                                                                                                     -----------
                                                                                                       1,065,334

Specialty Retail 2.4%
AutoZone, Inc.*                                                                    3,031                 274,366
Circuit City Stores, Inc.                                                          9,300                 152,427
Home Depot, Inc.                                                                  24,680                 971,158
Lowe's Companies, Inc.                                                            11,215                 641,610
RadioShack Corp.                                                                   1,500                  37,740
Sherwin-Williams Co.                                                               4,876                 216,738
Toys "R" Us, Inc.*                                                                10,100                 264,620
                                                                                                     -----------
                                                                                                       2,558,659

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.*                                                                         200                   5,808
NIKE, Inc. "B"                                                                     4,768                 391,929
Reebok International Ltd.                                                          3,700                 150,627
VF Corp.                                                                           1,700                  95,931
                                                                                                     -----------
                                                                                                         644,295

Consumer Staples 11.4%
Beverages 3.0%
Anheuser-Busch Companies, Inc.                                                    11,800                 552,830
Coca-Cola Co.                                                                     26,479               1,181,758
Coca-Cola Enterprises, Inc.                                                       12,600                 275,688
PepsiCo, Inc.                                                                     19,897               1,120,201
                                                                                                     -----------
                                                                                                       3,130,477

Food & Staples Retailing 2.9%
Albertsons, Inc.                                                                     400                   8,396
CVS Corp.                                                                          6,747                 370,073
Kroger Co.*                                                                       10,600                 177,762
Safeway, Inc.*                                                                    11,944                 262,887
Wal-Mart Stores, Inc.                                                             36,828               1,739,386
Walgreen Co.                                                                      12,552                 569,108
                                                                                                     -----------
                                                                                                       3,127,612

Food Products 1.2%
Campbell Soup Co.                                                                 10,100                 313,403
General Mills, Inc.                                                                7,600                 376,200
Hershey Foods Corp.                                                                5,326                 341,983
Kellogg Co.                                                                        4,521                 205,660
                                                                                                     -----------
                                                                                                       1,237,246

Household Products 2.5%
Clorox Co.                                                                         4,486                 262,027
Colgate-Palmolive Co.                                                              9,000                 449,730
Kimberly-Clark Corp.                                                               7,154                 460,217
Procter & Gamble Co.                                                              27,518               1,517,618
                                                                                                     -----------
                                                                                                       2,689,592

Personal Products 0.3%
Gillette Co.                                                                       6,900                 363,906
                                                                                                     -----------
Tobacco 1.5%
Altria Group, Inc.                                                                23,095               1,550,598
                                                                                                     -----------
Energy 9.3%
Energy Equipment & Services 1.4%
Baker Hughes, Inc.                                                                 7,700                 355,663
Halliburton Co.                                                                    1,800                  76,932
Nabors Industries Ltd.*                                                            4,400                 242,484
National-Oilwell Varco, Inc.*                                                      1,577                  70,965
Noble Corp.                                                                        5,000                 283,100
Rowan Companies, Inc.                                                              2,200                  60,500
Schlumberger Ltd.                                                                  2,800                 191,436
Transocean, Inc.*                                                                  3,500                 174,335
                                                                                                     -----------
                                                                                                       1,455,415

Oil, Gas & Consumable Fuels 7.9%
Amerada Hess Corp.                                                                 3,000                 278,550
Anadarko Petroleum Corp.                                                           5,041                 381,604
Apache Corp.                                                                       6,086                 357,613
Ashland, Inc.                                                                      3,700                 252,710
ChevronTexaco Corp.                                                               23,520               1,264,906
ConocoPhillips                                                                     6,605                 712,283
Devon Energy Corp.                                                                 9,142                 419,618
EOG Resources, Inc.                                                                  400                  19,956
ExxonMobil Corp.                                                                  65,105               3,658,901
Kerr-McGee Corp.                                                                   2,806                 207,251
Occidental Petroleum Corp.                                                         6,700                 489,837
Sunoco, Inc.                                                                       2,700                 276,939
                                                                                                     -----------
                                                                                                       8,320,168

Financials 19.0%
Banks 6.3%
Bank of America Corp.                                                             42,482               1,967,766
BB&T Corp.                                                                         5,997                 239,520
Comerica, Inc.                                                                     5,300                 296,164
Compass Bancshares, Inc.                                                           1,100                  49,027
Golden West Financial Corp.                                                        6,010                 376,346
Marshall & Ilsley Corp.                                                            2,600                 113,126
National City Corp.                                                                7,857                 271,538
SunTrust Banks, Inc.                                                               6,073                 447,034
US Bancorp                                                                        15,569                 456,639
Wachovia Corp.                                                                    11,310                 573,982
Washington Mutual, Inc.                                                           11,029                 455,498
Wells Fargo & Co.                                                                 19,591               1,183,492
Zions Bancorp.                                                                     2,984                 211,387
                                                                                                     -----------
                                                                                                       6,641,519

Capital Markets 2.5%
Bear Stearns Companies, Inc.                                                       3,200                 316,928
E*TRADE Financial Corp.*                                                          20,900                 258,115
Federated Investors, Inc. "B"                                                      8,100                 239,841
Franklin Resources, Inc.                                                           1,200                  86,568
Lehman Brothers Holdings, Inc.                                                     4,900                 451,780
Morgan Stanley                                                                    14,500                 709,920
The Goldman Sachs Group, Inc.                                                      6,200                 604,500
                                                                                                     -----------
                                                                                                       2,667,652

Consumer Finance 1.2%
American Express Co.                                                               7,980                 429,723
Capital One Financial Corp.                                                        5,200                 392,080
Providian Financial Corp.*                                                         4,100                  73,062
SLM Corp.                                                                          7,335                 354,060
                                                                                                     -----------
                                                                                                       1,248,925

Diversified Financial Services 5.0%
CIT Group, Inc.                                                                    7,000                 296,940
Citigroup, Inc.                                                                   39,253               1,849,209
Countrywide Financial Corp.                                                       11,300                 420,021
Fannie Mae                                                                        12,109                 717,337
Freddie Mac                                                                        9,431                 613,392
JPMorgan Chase & Co.                                                              19,739                 705,669
MGIC Investment Corp.                                                              4,050                 248,427
Moody's Corp.                                                                      7,600                 328,852
Principal Financial Group, Inc.                                                    3,468                 138,339
                                                                                                     -----------
                                                                                                       5,318,186

Insurance 3.4%
ACE Ltd.                                                                           1,400                  60,508
Allstate Corp.                                                                     6,857                 399,078
Ambac Financial Group, Inc.                                                          400                  28,860
American International Group, Inc.                                                15,533                 862,858
Aon Corp.                                                                          3,000                  74,790
Chubb Corp.                                                                        1,100                  92,653
Cincinnati Financial Corp.                                                           420                  16,577
Hartford Financial Services Group, Inc.                                            3,600                 269,244
Jefferson-Pilot Corp.                                                                200                  10,080
Loews Corp.                                                                        2,500                 188,250
MBIA, Inc.                                                                         5,000                 279,650
MetLife, Inc.                                                                      8,320                 371,072
Progressive Corp.                                                                  1,329                 127,677
Prudential Financial, Inc.                                                         5,907                 373,972
Safeco Corp.                                                                       2,300                 123,763
The St. Paul Travelers Companies, Inc.                                             1,000                  37,880
Torchmark Corp.                                                                      100                   5,275
UnumProvident Corp.                                                               12,700                 233,172
                                                                                                     -----------
                                                                                                       3,555,359

Real Estate 0.6%
Apartment Investment & Management Co. "A" (REIT)                                   6,300                 233,730
Archstone-Smith Trust (REIT)                                                       1,900                  69,958
Equity Office Properties Trust (REIT)                                              2,173                  70,601
Plum Creek Timber Co., Inc. (REIT)                                                 6,500                 227,825
                                                                                                     -----------
                                                                                                         602,114

Health Care 11.9%
Biotechnology 1.1%
Amgen, Inc.*                                                                      15,288                 956,723
Applera Corp. - Applied Biosystems Group                                          11,100                 237,651
                                                                                                     -----------
                                                                                                       1,194,374

Health Care Equipment & Supplies 1.7%
Becton, Dickinson & Co.                                                              600                  34,470
C.R. Bard, Inc.                                                                    3,884                 265,083
Guidant Corp.                                                                        300                  22,167
Hospira, Inc.*                                                                     6,840                 260,467
Medtronic, Inc.                                                                   15,396                 827,535
Zimmer Holdings, Inc.*                                                             4,932                 377,693
                                                                                                     -----------
                                                                                                       1,787,415

Health Care Providers & Services 2.0%
Aetna, Inc.                                                                        5,542                 432,331
HCA, Inc.                                                                            900                  48,600
Quest Diagnostics, Inc.                                                            2,500                 262,500
UnitedHealth Group, Inc.                                                          16,524                 802,736
WellPoint, Inc.*                                                                   4,458                 592,914
                                                                                                     -----------
                                                                                                       2,139,081

Pharmaceuticals 7.1%
Abbott Laboratories                                                               18,804                 907,105
Bristol-Myers Squibb Co.                                                          26,811                 679,927
Eli Lilly & Co.                                                                    2,844                 165,805
Johnson & Johnson                                                                 31,637               2,122,843
Merck & Co., Inc.                                                                 20,850                 676,374
Mylan Laboratories, Inc. (c)                                                      12,500                 206,250
Pfizer, Inc.                                                                      66,566               1,857,191
Schering-Plough Corp.                                                              4,219                  82,271
Watson Pharmaceuticals, Inc.*                                                        100                   3,006
Wyeth                                                                             17,500                 758,975
                                                                                                     -----------
                                                                                                       7,459,747

Industrials 11.8%
Aerospace & Defense 2.3%
Boeing Co.                                                                         9,975                 637,403
General Dynamics Corp.                                                             3,900                 421,122
Honeywell International, Inc.                                                      2,600                  94,198
L-3 Communications Holdings, Inc.                                                  1,000                  70,780
Lockheed Martin Corp.                                                                700                  45,423
Northrop Grumman Corp.                                                             6,800                 378,896
Rockwell Collins, Inc.                                                             1,447                  71,467
United Technologies Corp.                                                          6,902                 736,443
                                                                                                     -----------
                                                                                                       2,455,732

Air Freight & Logistics 1.3%
FedEx Corp.                                                                        3,352                 299,736
Ryder System, Inc.                                                                 4,400                 161,656
United Parcel Service, Inc. "B"                                                   12,213                 899,487
                                                                                                     -----------
                                                                                                       1,360,879

Building Products 0.3%
American Standard Companies, Inc.                                                  6,217                 266,088
                                                                                                     -----------
Commercial Services & Supplies 0.5%
Equifax, Inc.                                                                      7,200                 249,768
Pitney Bowes, Inc.                                                                 6,500                 289,965
                                                                                                     -----------
                                                                                                         539,733

Construction & Engineering 0.1%
Fluor Corp.                                                                        2,392                 137,420
                                                                                                     -----------
Electrical Equipment 0.5%
American Power Conversion Corp.                                                    9,700                 246,962
Cooper Industries Ltd. "A"                                                         3,876                 267,211
Emerson Electric Co.                                                                 900                  59,823
                                                                                                     -----------
                                                                                                         573,996

Industrial Conglomerates 4.7%
3M Co.                                                                             9,984                 765,274
General Electric Co.                                                             107,858               3,934,660
Textron, Inc.                                                                      2,900                 224,141
Tyco International Ltd.                                                            1,700                  49,181
                                                                                                     -----------
                                                                                                       4,973,256

Machinery 1.6%
Caterpillar, Inc.*                                                                 1,000                  94,110
Danaher Corp.                                                                      5,700                 314,241
Deere & Co.                                                                        5,200                 343,980
Illinois Tool Works, Inc.                                                          5,000                 422,150
Ingersoll-Rand Co. "A"                                                             2,100                 162,561
ITT Industries, Inc.                                                               3,116                 296,020
                                                                                                     -----------
                                                                                                       1,633,062

Road & Rail 0.5%
CSX Corp.                                                                          7,000                 291,060
Union Pacific Corp.                                                                3,371                 225,722
                                                                                                     -----------
                                                                                                         516,782

Information Technology 16.0%
Communications Equipment 3.0%
ADC Telecommunications, Inc.*                                                     14,371                 260,985
Cisco Systems, Inc.*                                                              73,744               1,429,159
JDS Uniphase Corp.*                                                              164,700                 251,991
Lucent Technologies, Inc.*                                                        97,300                 273,413
Motorola, Inc.                                                                    36,800                 639,216
QUALCOMM, Inc.                                                                     1,292                  48,140
Tellabs, Inc.*                                                                    31,300                 257,286
                                                                                                     -----------
                                                                                                       3,160,190

Computers & Peripherals 3.6%
Apple Computer, Inc.*                                                             12,800                 508,288
Dell, Inc.*                                                                       29,229               1,165,945
EMC Corp.*                                                                         7,200                 101,232
Gateway, Inc.*                                                                    60,900                 210,714
Hewlett-Packard Co.                                                               37,555                 845,363
International Business Machines Corp.                                              8,838                 667,711
NCR Corp.*                                                                         7,300                 267,399
                                                                                                     -----------
                                                                                                       3,766,652

Electronic Equipment & Instruments 0.2%
Jabil Circuit, Inc.*                                                               1,600                  46,768
Molex, Inc.                                                                        5,000                 132,450
                                                                                                     -----------
                                                                                                         179,218

Internet Software & Services 0.2%
Yahoo!, Inc.*                                                                      6,600                 245,520
                                                                                                     -----------
IT Consulting & Services 1.3%
Affiliated Computer Services, Inc. "A"*                                            4,700                 243,131
Automatic Data Processing, Inc.                                                    9,200                 402,960
Computer Sciences Corp.*                                                           5,600                 259,336
Convergys Corp.*                                                                  17,600                 239,888
Sabre Holdings Corp.                                                              11,400                 228,798
                                                                                                     -----------
                                                                                                       1,374,113

Office Electronics 0.3%
Xerox Corp.*                                                                      20,700                 280,899
                                                                                                     -----------
Semiconductors & Semiconductor Equipment 3.3%
Altera Corp.*                                                                     13,500                 299,565
Applied Materials, Inc.*                                                          29,200                 479,172
Freescale Semiconductor, Inc. "B"*                                                 3,832                  77,406
Intel Corp.                                                                       68,464               1,843,736
LSI Logic Corp.*                                                                  40,200                 295,872
PMC-Sierra, Inc.*                                                                 29,000                 254,330
Texas Instruments, Inc.                                                            8,800                 243,232
                                                                                                     -----------
                                                                                                       3,493,313

Software 4.1%
Adobe Systems, Inc.                                                               11,000                 363,660
Autodesk, Inc.*                                                                    3,400                 134,572
BMC Software, Inc.*                                                                6,300                 107,226
Citrix Systems, Inc.*                                                              3,200                  80,512
Intuit, Inc.*                                                                      6,500                 280,930
Microsoft Corp.                                                                  105,716               2,727,472
Oracle Corp.*                                                                     34,790                 446,008
Parametric Technology Corp.*                                                      41,500                 249,830
                                                                                                     -----------
                                                                                                       4,390,210

Materials 2.4%
Chemicals 1.6%
Dow Chemical Co.                                                                  11,810                 534,875
E.I. du Pont de Nemours & Co.                                                     13,400                 623,234
Ecolab, Inc.                                                                       1,242                  40,154
Hercules, Inc.*                                                                   14,400                 199,584
Monsanto Co.                                                                       5,899                 336,243
                                                                                                     -----------
                                                                                                       1,734,090

Containers & Packaging 0.2%
Bemis Co., Inc.                                                                    6,200                 168,392
                                                                                                     -----------
Metals & Mining 0.5%
Allegheny Technologies, Inc.                                                       1,100                  23,386
Nucor Corp.                                                                        2,600                 137,696
Phelps Dodge Corp.                                                                 2,400                 209,760
United States Steel Corp.                                                          5,500                 218,735
                                                                                                     -----------
                                                                                                         589,577

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.                                                            2,700                  67,986
                                                                                                     -----------
Telecommunication Services 4.1%
Diversified Telecommunication Services 3.6%
ALLTEL Corp.                                                                       6,400                 372,288
BellSouth Corp.                                                                   20,809                 556,849
Citizens Communications Co.                                                       10,500                 143,220
Qwest Communications International, Inc.*                                         61,700                 241,864
SBC Communications, Inc.                                                          36,223                 846,894
Sprint Corp.                                                                      21,125                 500,451
Verizon Communications, Inc.                                                      30,831               1,090,801
                                                                                                     -----------
                                                                                                       3,752,367

Wireless Telecommunication Services 0.5%
Nextel Communications, Inc. "A"*                                                  18,000                 543,240
                                                                                                     -----------
Utilities 3.4%
Electric Utilities 2.2%
Ameren Corp.                                                                       1,863                 101,683
American Electric Power Co.                                                        7,192                 256,682
CenterPoint Energy, Inc.                                                          10,600                 129,956
Consolidated Edison, Inc.                                                          5,600                 254,856
Entergy Corp.                                                                        800                  57,464
Exelon Corp.                                                                      10,684                 500,545
FirstEnergy Corp.                                                                  5,971                 264,515
PG&E Corp.                                                                         5,223                 186,827
PPL Corp.                                                                          2,584                 148,606
Southern Co.                                                                      11,378                 386,283
                                                                                                     -----------
                                                                                                       2,287,417

Gas Utilities 0.1%
Nicor, Inc.                                                                        2,200                  86,900
                                                                                                     -----------
Independent Power Producers & Energy Traders 0.8%
Calpine Corp.* (c)                                                                75,300                 224,394
Constellation Energy Group                                                         3,105                 165,962
Duke Energy Corp.                                                                  7,000                 192,360
TXU Corp.                                                                          3,900                 313,092
                                                                                                     -----------
                                                                                                         895,808

Multi-Utilities 0.3%
CMS Energy Corp.*                                                                 10,100                 133,623
Public Service Enterprise Group, Inc.                                              2,481                 137,696
Sempra Energy                                                                      2,100                  83,307
                                                                                                     -----------
                                                                                                         354,626


Total Common Stocks (Cost $87,132,469)                                                               105,494,934
                                                                                                     -----------

                                                                               Principal
                                                                                Amount ($)             Value ($)
                                                                                ----------             ---------

US Government Backed 0.2%
US Treasury Bills, 2.869%**, 7/14/2005 (e)
(Cost $159,464)                                                                  160,000                 159,464
                                                                                                     -----------

                                                                                  Shares                Value ($)

Securities Lending Collateral 0.3%
Scudder Daily Assets Fund Institutional, 3.07% (b)(d)
(Cost $339,900)                                                                  339,900                 339,900
                                                                                                     -----------
Cash Equivalents 0.2%
Scudder Cash Management QP Trust, 3.04% (a)
(Cost $233,539)                                                                  233,539                 233,539
                                                                                                     -----------

                                                                                 % of
                                                                                Net Assets            Value ($)
                                                                                ----------            ---------

Total Investment Portfolio  (Cost $87,865,372)                                     100.5             106,227,837
Other Assets and Liabilities, Net                                                   -0.5                -507,105
                                                                                                     -----------
Net Assets                                                                         100.0             105,720,732
                                                                                                     ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all securities loaned at May 31, 2005 amounted to $320,298, which is 0.3% of total net assets.

(d) Represents collateral held in connection with securities lending.

(e) At May 31, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

REIT: Real Estate Investment Trust


At May 31, 2005, open futures contracts sold were as follows:

                                                                                                     Net
                                Expiration                  Aggregate                             Unrealized
Futures                             Date      Contracts   Face Value ($)       Value ($)        Appreciation ($)
-----------------------------------------------------------------------------------------------------------------
S&P Mini 500 Index                 6/17/2005      8               458,807        476,920                  18,113
-----------------------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Select 500 Fund, a series of Value
                                    Equity Trust


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Select 500 Fund, a series of Value
                                    Equity Trust


By:                                 /s/Julian Sluyters
                                    ------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               July 22, 2005



By:                                 /s/Paul Schubert
                                    ----------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               July 22, 2005